Document and Entity Information	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	VISION SCIENCES INC /DE/	VISION SCIENCES INC /DE/
Entity Central Index Key	0000894237	0000894237
Current Fiscal Year End Date	--03-31	--03-31
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Year Focus	2015	2014
Document Fiscal Period Focus	Q2	FY
Document Type	S-4	S-4
Amendment Flag	false	false
Document Period End Date	Sep. 30, 2014	Mar. 31, 2014